Long-term debt (Tables)	12 Months Ended
Dec. 31, 2011
Long-term debt
Long-term debt

	December 31,
(Millions of dollars)	2011	2010	2009
Machinery and Power Systems:
Notes—6.550% due 2011	$—	$—	$251
Notes—Floating Rate (Three-month USD LIBOR plus 0.17%) due 2013	750	—	—
Notes—1.375% due 2014	750	—	—
Notes—5.700% due 2016	510	512	515
Notes—3.900% due 2021	1,245	—	—
Notes—5.200% due 2041	1,247	—	—
Debentures—9.375% due 2011	—	—	123
Debentures—7.000% due 2013	350	350	350
Debentures—7.900% due 2018	899	899	899
Debentures—9.375% due 2021	120	120	120
Debentures—8.000% due 2023	82	82	82
Debentures—6.625% due 2028	299	299	299
Debentures—7.300% due 2031	349	349	349
Debentures—5.300% due 2035 [1]	206	205	204
Debentures—6.050% due 2036	748	748	748
Debentures—8.250% due 2038	248	248	248
Debentures—6.950% due 2042	250	249	249
Debentures—7.375% due 2097	297	297	297
Capital lease obligations	46	81	211
Other	19	66	707
Total Machinery and Power Systems	8,415	4,505	5,652
Financial Products:
Commercial paper	—	—	71
Medium-term notes	15,701	14,993	15,363
Other	828	939	761
Total Financial Products	16,529	15,932	16,195
Total long-term debt due after one year	$24,944	$20,437	$21,847

[1] Debentures due in 2035 have a face value of $307 million and an effective yield to maturity of 8.56%.

Aggregate amounts of maturities of long-term debt

	December 31,
(Millions of dollars)	2012	2013	2014	2015	2016
Machinery and Power Systems	$558	$1,118	$757	$5	$522
Financial Products	5,102	5,816	4,664	987	1,775
	$5,660	$6,934	$5,421	$992	$2,297